Summary of significant accounting policies (Change in warranty liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 5,314	$ 5,280	$ 3,777
Charged to expense	5,539	2,588	3,442
Deductions or other	(5,156)	(2,554)	(1,939)
Balance at end of period	$ 5,697	$ 5,314	$ 5,280